Intangible Assets - Summary of Intangible Assets (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Beginning balance	R$ 1,057,949	R$ 214,748
Ending balance	R$ 1,326,216	R$ 1,057,949
Amortization rate (per year) - %	0.00%	0.00%
Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	R$ 77,822	R$ 29
Ending balance	103,534	77,822
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	31,407	15,618
Ending balance	R$ 39,955	R$ 31,407
Amortization rate (per year) - %	20.00%	20.00%
Placement agent [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	R$ 19,588	R$ 18,826
Ending balance	17,506	19,588
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	555,175	162,290
Ending balance	699,624	555,175
Management contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	373,956	17,985
Ending balance	465,598	373,956
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,087,592	245,394
Assets recognized as a result of business combination	276,982	836,021
Additions	18,790	19,010
Reclassification	0
Write-off of assets, including fully depreciated items	(1,105)	(16,416)
Foreign exchange variation of intangible assets abroad	(3,308)	3,583
Ending balance	1,378,951	1,087,592
Gross carrying amount [member] | Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	77,822	29
Assets recognized as a result of business combination	25,712	77,763
Additions	0	30
Reclassification	0
Write-off of assets, including fully depreciated items	0	0
Foreign exchange variation of intangible assets abroad	0	0
Ending balance	103,534	77,822
Gross carrying amount [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	46,973	40,304
Assets recognized as a result of business combination	435	5,225
Additions	17,968	15,696
Reclassification	0
Write-off of assets, including fully depreciated items	(1,105)	(16,416)
Foreign exchange variation of intangible assets abroad	(1,737)	2,164
Ending balance	62,535	46,973
Gross carrying amount [member] | Placement agent [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	24,540	20,722
Assets recognized as a result of business combination	0	0
Additions	822	3,284
Reclassification	0
Write-off of assets, including fully depreciated items	0	0
Foreign exchange variation of intangible assets abroad	(533)	534
Ending balance	24,829	24,540
Gross carrying amount [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	555,175	162,290
Assets recognized as a result of business combination	146,312	392,345
Additions	0	0
Reclassification	(1,394)
Write-off of assets, including fully depreciated items	0	0
Foreign exchange variation of intangible assets abroad	(469)	541
Ending balance	699,624	555,175
Gross carrying amount [member] | Management contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	383,082	22,049
Assets recognized as a result of business combination	104,523	360,689
Additions	0	0
Reclassification	1,394
Write-off of assets, including fully depreciated items	0	0
Foreign exchange variation of intangible assets abroad	(569)	344
Ending balance	488,429	383,082
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(29,643)	(30,646)
Amortization	(24,838)	(12,306)
Write-off of assets, including fully depreciated items	(3)	14,712
Foreign exchange variation of intangible assets abroad	1,768	(1,403)
Ending balance	(52,735)	(29,643)
Accumulated depreciation, amortisation and impairment [member] | Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Amortization		0
Write-off of assets, including fully depreciated items	0	0
Foreign exchange variation of intangible assets abroad	0	0
Ending balance	0	0
Accumulated depreciation, amortisation and impairment [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(15,567)	(24,686)
Amortization	(8,444)	(4,476)
Write-off of assets, including fully depreciated items	(3)	14,712
Foreign exchange variation of intangible assets abroad	1,433	(1,117)
Ending balance	(22,580)	(15,567)
Accumulated depreciation, amortisation and impairment [member] | Placement agent [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(4,951)	(1,896)
Amortization	(2,506)	(2,769)
Write-off of assets, including fully depreciated items	0	0
Foreign exchange variation of intangible assets abroad	135	(286)
Ending balance	(7,323)	(4,951)
Accumulated depreciation, amortisation and impairment [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Amortization	0	0
Write-off of assets, including fully depreciated items	0	0
Foreign exchange variation of intangible assets abroad	0	0
Ending balance	0	0
Accumulated depreciation, amortisation and impairment [member] | Management contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(9,125)	(4,064)
Amortization	(13,906)	(5,061)
Write-off of assets, including fully depreciated items	0	0
Foreign exchange variation of intangible assets abroad	200	0
Ending balance	R$ (22,831)	R$ (9,125)